T. ROWE PRICE QM U.S. BOND ETF

July 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 4.7%
Car Loan 1.6%
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	97
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	75	75
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	42
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	101	99
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	300	291
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	87	87
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	25	24
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	300	295
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	100
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	75	75
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	40
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	176	178
		1,469
Credit Card 0.1%
Synchrony Card Funding, Series 2023-A1, Class A, 5.54%, 7/15/29	115	117
		117
Other Asset-Backed Securities 2.7%
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	220	206
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	61
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	75	77
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	76	77
Elmwood CLO VIII, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.55%, 6.832%, 4/20/37 (1)	250	251
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	296
MidOcean Credit, Series 2022-11A, Class A1R, CLO, FRN, 3M TSFR + 1.73%, 7.009%, 10/18/33 (1)	250	251
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	97
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	139	139
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	42	42
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	100	100
Palmer Square, Series 2020-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.65%, 6.972%, 11/15/36 (1)	250	252
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	91
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 6.376%, 10/25/29 (1)	113	113
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	221
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	115	116
		2,462
Student Loan 0.3%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	63	61

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	101	96
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	47	43
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	68	63
		263
Total Asset-Backed Securities (Cost $4,269)		4,311
CORPORATE BONDS 30.7%
FINANCIAL INSTITUTIONS 12.2%
Banking 8.5%
Ally Financial, 2.20%, 11/2/28	35	31
Banco Santander, 5.439%, 7/15/31	400	407
Bank of America, VR, 2.572%, 10/20/32 (2)	65	55
Bank of America, VR, 2.592%, 4/29/31 (2)	310	271
Bank of America, VR, 2.676%, 6/19/41 (2)	230	164
Bank of America, VR, 3.824%, 1/20/28 (2)	215	209
Bank of America, 4.00%, 1/22/25	70	69
Bank of America, VR, 4.244%, 4/24/38 (2)	15	13
Bank of America, 5.875%, 2/7/42	15	16
Bank of Montreal, 2.65%, 3/8/27	70	66
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	300	300
Barclays, VR, 2.279%, 11/24/27 (2)	200	188
Barclays, VR, 2.852%, 5/7/26 (2)	200	196
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	40
Capital One Financial, 3.65%, 5/11/27	155	150
Capital One Financial, 4.20%, 10/29/25	25	25
Citigroup, VR, 3.106%, 4/8/26 (2)	25	25
Citigroup, VR, 3.887%, 1/10/28 (2)	430	420
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, 5.875%, 1/30/42	95	100
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	255	252
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	196
Discover Financial Services, 3.75%, 3/4/25	105	104
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	47
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	61
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	129
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	220	219
Goldman Sachs Group, 3.50%, 1/23/25	85	84
Goldman Sachs Group, 3.80%, 3/15/30	140	133
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, 6.75%, 10/1/37	15	17
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	241
ING Groep, VR, 6.114%, 9/11/34 (2)	200	211
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	118
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	246
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	11

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	14
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	95	93
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	125	122
Morgan Stanley, 3.125%, 7/27/26	135	131
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, 4.30%, 1/27/45	15	13
Morgan Stanley, VR, 5.656%, 4/18/30 (2)	155	159
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	179
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	104
Royal Bank of Canada, 2.30%, 11/3/31	50	42
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)	80	83
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	233
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	198
State Street, VR, 4.857%, 1/26/26 (2)	55	55
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	201
Toronto-Dominion Bank, 1.15%, 6/12/25 (3)	185	179
Toronto-Dominion Bank, 4.456%, 6/8/32 (3)	95	92
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	188
UBS Group, VR, 2.193%, 6/5/26 (1)(2)	250	244
Wells Fargo, VR, 2.188%, 4/30/26 (2)	185	181
Wells Fargo, VR, 2.393%, 6/2/28 (2)	430	399
		7,771
Brokerage Asset Managers Exchanges 0.2%
BlackRock Funding, 4.70%, 3/14/29	60	61
Intercontinental Exchange, 1.85%, 9/15/32	15	12
Intercontinental Exchange, 5.25%, 6/15/31	110	113
Nasdaq, 5.95%, 8/15/53	15	15
		201
Finance Companies 0.7%
AerCap Ireland Capital, 2.45%, 10/29/26	150	142
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	150	154
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	158
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	155
		609
Insurance 1.6%
American International Group, 3.875%, 1/15/35	40	37
Anthem, 2.25%, 5/15/30	60	53
Anthem, 4.101%, 3/1/28	15	15
Anthem, 4.55%, 3/1/48	30	26
Anthem, 4.65%, 1/15/43	85	77
Aon, 3.875%, 12/15/25	135	133
Fidelity National Financial, 4.50%, 8/15/28	70	69
First American Financial, 4.60%, 11/15/24	70	70
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 2.15%, 2/3/32	85	69

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Humana, 3.70%, 3/23/29	20	19
Humana, 5.95%, 3/15/34	50	52
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	223
New York Life Insurance, 3.75%, 5/15/50 (1)	20	15
Principal Financial Group, 2.125%, 6/15/30	215	184
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	75	72
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	320	264
UnitedHealth Group, 3.75%, 7/15/25	40	39
UnitedHealth Group, 4.20%, 1/15/47	35	29
		1,494
Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	39
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
Brixmor Operating Partnership, 3.85%, 2/1/25	60	59
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	81
Essex Portfolio, 2.65%, 3/15/32	35	30
Essex Portfolio, 4.50%, 3/15/48 (3)	20	17
Extra Space Storage, 4.00%, 6/15/29	15	14
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	15
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	35
Kilroy Realty, 4.25%, 8/15/29	150	139
Kilroy Realty, 4.375%, 10/1/25	65	64
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	35	34
Public Storage, 1.95%, 11/9/28	35	31
Public Storage, 5.35%, 8/1/53	40	40
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	240	239
Regency Centers, 3.60%, 2/1/27	40	39
Simon Property Group, 3.375%, 10/1/24	110	110
Simon Property Group, 3.80%, 7/15/50	35	26
		1,120
Total Financial Institutions		11,195
INDUSTRIAL 16.4%
Basic Industry 0.3%
LYB International Finance II, 3.50%, 3/2/27	25	24
Westlake, 3.375%, 6/15/30	150	139
Yara International, 7.378%, 11/14/32 (1)	100	110
		273

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 0.7%
Amphenol, 5.05%, 4/5/29	60	61
General Dynamics, 3.25%, 4/1/25	10	10
Harris, 3.832%, 4/27/25	60	59
Ingersoll Rand, 5.176%, 6/15/29	250	254
John Deere Capital, 2.65%, 6/10/26	15	15
Northrop Grumman, 3.85%, 4/15/45	15	12
Parker-Hannifin, 4.50%, 9/15/29	25	25
Republic Services, 2.50%, 8/15/24	70	70
Republic Services, 3.375%, 11/15/27	65	63
Republic Services, 5.00%, 4/1/34	15	15
Waste Connections, 3.20%, 6/1/32	65	58
		642
Communications 3.0%
America Movil SAB de CV, 2.875%, 5/7/30	200	180
America Movil SAB de CV, 6.375%, 3/1/35	85	93
American Tower, 2.40%, 3/15/25	115	113
AT&T, 2.25%, 2/1/32	590	491
Charter Communications Operating, 2.80%, 4/1/31	245	205
Charter Communications Operating, 3.70%, 4/1/51	255	161
Charter Communications Operating, 4.908%, 7/23/25	51	51
Comcast, 2.65%, 2/1/30	40	36
Comcast, 3.95%, 10/15/25	225	223
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	10
Crown Castle International, 3.70%, 6/15/26	80	78
Crown Castle International, 4.45%, 2/15/26	60	59
Rogers Communications, 3.625%, 12/15/25	40	39
Rogers Communications, 4.50%, 3/15/42	85	74
Time Warner Cable, 6.55%, 5/1/37	50	49
Time Warner Cable, 6.75%, 6/15/39	110	109
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 3.75%, 4/15/27	395	384
Verizon Communications, 2.355%, 3/15/32	150	125
Verizon Communications, 2.987%, 10/30/56	15	10
Verizon Communications, 4.00%, 3/22/50	10	8
Walt Disney, 3.70%, 10/15/25	40	39
Warnermedia Holdings, 5.05%, 3/15/42	165	130
WPP Finance, Series 2010, 3.75%, 9/19/24	75	75
		2,791
Consumer Cyclical 3.3%
Amazon.com, 3.875%, 8/22/37	115	104
AutoZone, 1.65%, 1/15/31	30	25
AutoZone, 3.75%, 6/1/27	30	29

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30 (3)	100	85
Ford Motor Credit, 7.122%, 11/7/33	200	214
General Motors, 4.00%, 4/1/25	125	124
Home Depot, 5.875%, 12/16/36	90	98
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	15
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	80
Lowe's, 5.00%, 4/15/33	250	250
McDonald's, 3.30%, 7/1/25	50	49
McDonald's, 5.45%, 8/14/53	150	148
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	180	180
Mercedes-Benz Finance North America, 5.05%, 8/3/33 (1)	200	202
O'Reilly Automotive, 3.60%, 9/1/27	30	29
O'Reilly Automotive, 3.90%, 6/1/29 (3)	285	274
PACCAR Financial, 0.90%, 11/8/24	85	84
PACCAR Financial, 5.00%, 5/13/27	105	107
PACCAR Financial, 5.20%, 11/9/26	205	208
Priceline Group, 3.65%, 3/15/25	85	84
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	335	333
TJX, 1.60%, 5/15/31	30	25
		3,026
Consumer Non-Cyclical 4.4%
Abbott Laboratories, 4.75%, 11/30/36	245	245
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	35
AbbVie, 4.50%, 5/14/35	125	121
AbbVie, 4.80%, 3/15/29	145	147
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	23
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	16
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	62
AstraZeneca, 1.375%, 8/6/30	15	13
AstraZeneca, 4.00%, 9/18/42	50	43
Astrazeneca Finance, 4.875%, 3/3/28	220	223
Astrazeneca Finance, 4.875%, 3/3/33	100	101
BAT Capital, 2.789%, 9/6/24	15	15
BAT Capital, 3.557%, 8/15/27	18	17
BAT Capital, 4.39%, 8/15/37	180	158
BAT Capital, 7.079%, 8/2/43	90	98
Becton Dickinson & Company, 2.823%, 5/20/30	245	221
Becton Dickinson & Company, 3.70%, 6/6/27	145	141
Biogen, 2.25%, 5/1/30	350	304
Biogen, 3.15%, 5/1/50 (3)	15	10

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bristol-Myers Squibb, 3.40%, 7/26/29 (3)	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	12
CommonSpirit Health, 2.76%, 10/1/24	50	50
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	275	188
CVS Health, 3.25%, 8/15/29	50	46
CVS Health, 5.125%, 7/20/45	145	131
CVS Health, 6.00%, 6/1/63	75	74
Hackensack Meridian Health, 4.211%, 7/1/48	85	74
Hasbro, 3.00%, 11/19/24	25	25
HCA, 4.125%, 6/15/29	200	192
HCA, 4.375%, 3/15/42	20	17
Icon Investments Six DAC, 5.849%, 5/8/29	200	207
IQVIA, 6.25%, 2/1/29	65	68
Mars, 4.75%, 4/20/33 (1)	100	99
McKesson, 5.25%, 2/15/26	300	300
MedStar Health, 3.626%, 8/15/49	30	23
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	9
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.90%, 6/15/30	200	188
Reynolds American, 4.45%, 6/12/25	13	13
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29 (1)	90	91
Stanford Health Care, 3.795%, 11/15/48	10	8
Takeda Pharmaceutical, 2.05%, 3/31/30	200	172
		4,104
Energy 1.7%
Amerada Hess, 7.125%, 3/15/33	50	57
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	44
Cameron LNG, 3.701%, 1/15/39 (1)	40	33
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Enbridge, 5.625%, 4/5/34	55	56
Enbridge, 6.70%, 11/15/53	35	39
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	120	122
Energy Transfer, 5.40%, 10/1/47	15	14
Energy Transfer, 6.50%, 2/1/42	25	26
Energy Transfer Operating, 3.75%, 5/15/30	70	66
Enterprise Products Operating, 5.35%, 1/31/33	100	103
MPLX, 5.65%, 3/1/53	350	335
Occidental Petroleum, 5.375%, 1/1/32	90	91
ONEOK, 6.625%, 9/1/53	200	220

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	68
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	83
TotalEnergies Capital International, 2.434%, 1/10/25	40	39
TotalEnergies Capital International, 2.986%, 6/29/41	60	45
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		1,554
Technology 2.5%
Apple, 3.20%, 5/13/25	40	39
Apple, 3.35%, 2/9/27	165	161
Atlassian, 5.25%, 5/15/29	45	46
Broadcom, 5.05%, 7/12/29	400	405
CDW, 4.25%, 4/1/28	45	43
Fiserv, 3.20%, 7/1/26	40	39
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	208
Keysight Technologies, 3.00%, 10/30/29	50	46
Keysight Technologies, 4.55%, 10/30/24	10	10
Microchip Technology, 5.05%, 3/15/29 (3)	60	61
Micron Technology, 4.185%, 2/15/27	70	69
Motorola Solutions, 5.00%, 4/15/29	60	60
NXP, 2.50%, 5/11/31	65	56
NXP, 3.15%, 5/1/27	125	119
NXP, 3.40%, 5/1/30	15	14
Oracle, 3.60%, 4/1/40	15	12
RELX Capital, 3.00%, 5/22/30	25	23
Roper Technologies, 2.95%, 9/15/29	25	23
Roper Technologies, 3.80%, 12/15/26	25	24
ServiceNow, 1.40%, 9/1/30	310	259
Texas Instruments, 1.375%, 3/12/25 (3)	70	68
Visa, 2.70%, 4/15/40	35	26
VMware, 1.40%, 8/15/26	95	89
Western Union, 2.85%, 1/10/25	50	49
Western Union, 6.20%, 11/17/36 (3)	340	355
		2,304
Transportation 0.5%
Canadian Pacific Railway, 1.75%, 12/2/26	95	89
Canadian Pacific Railway, 2.875%, 11/15/29	120	109
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	184
Transurban Finance, 2.45%, 3/16/31 (1)	30	25

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
		451
Total Industrial		15,145
UTILITY 2.1%
Electric 1.7%
AEP Texas, 4.70%, 5/15/32	30	29
Ameren, 5.70%, 12/1/26	165	168
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	70
Duke Energy Indiana, 5.40%, 4/1/53	40	39
Exelon, 3.40%, 4/15/26	175	171
Georgia Power, 4.95%, 5/17/33	100	100
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	74
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	131
Pacific Gas & Electric, 2.10%, 8/1/27	215	197
Pacific Gas & Electric, 6.15%, 1/15/33	100	104
Southern, 4.40%, 7/1/46	300	259
Southern California Edison, 5.15%, 6/1/29	210	213
		1,570
Natural Gas 0.4%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	131
NiSource, 3.95%, 3/30/48	45	35
NiSource, 5.65%, 2/1/45	15	15
NiSource Finance, 3.49%, 5/15/27	55	53
Southern Co Gas Capital, 5.15%, 9/15/32	100	101
		345
Total Utility		1,915
Total Corporate Bonds (Cost $28,886)		28,255
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%
Local Authorities 0.6%
Province of Alberta, 4.50%, 1/24/34	205	206
Province of British Columbia Canada, 4.20%, 7/6/33	98	96
Province of Manitoba Canada, 4.30%, 7/27/33	250	247
		549
Owned No Guarantee 0.2%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	200	181
		181
Sovereign 0.4%
Panama Government International Bond, 3.298%, 1/19/33	200	159

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
United Mexican States, 4.75%, 3/8/44	300	247
		406
Total Foreign Government Obligations & Municipalities (Cost $1,180)		1,136
MUNICIPAL SECURITIES 2.3%
California 0.6%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	40
California, GO, 5.20%, 3/1/43	200	201
California State Univ., Series B, 6.484%, 11/1/41	250	276
		517
District Of Columbia 0.3%
Metropolitan Washington Airports Auth., Dulles Toll Road, 7.462%, 10/1/46	225	278
		278
Georgia 0.3%
County of Fulton, Series B, 5.148%, 7/1/39	205	206
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	40	45
		251
Illinois 0.3%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	280
Cook County, GO, 6.36%, 11/15/33	25	27
		307
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth., Series A, 4.475%, 8/1/39	60	58
		58
Maryland 0.0%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	38
		38
New York 0.1%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	59
		59
Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	51
		51
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	60
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	48
Dallas/Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	243
Texas Natural Gas Securitization Fin. Corp., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	31

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	25
		407
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	49
		49
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	52
		52
Total Municipal Securities (Cost $2,277)		2,067
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.8%
Collateralized Mortgage Obligations 2.4%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	17	17
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	64	53
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	295	292
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, ARM, 4.80%, 9/26/67 (1)	45	45
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	52	46
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	107	86
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	39	35
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class A1, CMO, ARM, 3.50%, 6/25/62 (1)	288	264
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	79	75
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, FRN, CMO, ARM, SOFR30A + 2.30%, 7.648%, 5/25/43 (1)	56	58
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, FRN, CMO, ARM, SOFR30A + 1.00%, 6.347%, 5/25/44 (1)	10	10
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	27	25
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	66
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 6.197%, 11/25/41 (1)	31	31
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 6.597%, 5/25/44 (1)	29	29
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 6.597%, 3/25/44 (1)	166	166
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	64	53
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	221	221
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2, FRN, CMO, ARM, 7.53%, 9/25/68 (1)	91	93
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	86	72
OBX Trust, Series 2023-NQM9, Class A2, CMO, 7.513%, 10/25/63 (1)	86	88
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 4.891%, 7/25/65 (1)	100	99

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	50	48
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	78	78
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO, ARM, 6.318%, 3/25/69 (1)	97	97
		2,147
Commercial Mortgage-Backed Securities 4.4%
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	25	26
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	265	277
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.859%, 7/15/57	55	58
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 6.671%, 2/15/39 (1)	96	95
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57	75	80
BMO Mortgage Trust, Series 2024-C9, Class A5, ARM, 5.759%, 7/15/57	230	242
BWAY Trust, Series 2022-26BW, Class A, ARM, 3.402%, 2/10/44 (1)	100	81
BX Trust, Series 2020-VKNG, Class A, ARM, FRN, 1M TSFR + 1.04%, 6.373%, 10/15/37 (1)	295	293
BX Trust, Series 2021-ARIA, Class B, ARM, FRN, 1M TSFR + 1.41%, 6.74%, 10/15/36 (1)	105	103
BX Trust, Series 2021-ARIA, Class A, ARM, FRN, 1M TSFR + 1.01%, 6.343%, 10/15/36 (1)	315	311
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	98
COMM Trust, Series 2015-CR23, Class A3, ARM, 3.23%, 5/10/48	33	33
Federal Home Loan Mortgage, Series K137, Class A2, ARM, 2.347%, 11/25/31	390	340
Federal Home Loan Mortgage, Series K-150, Class A2, ARM, 3.71%, 9/25/32	165	157
Federal Home Loan Mortgage, Series K-156, Class A2, ARM, 4.43%, 2/25/33	125	125
Federal Home Loan Mortgage, Series K753, Class A2, ARM, 4.40%, 10/25/30	730	729
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, ARM, FRN, 1M TSFR + 1.54%, 6.87%, 5/15/37 (1)	115	115
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	82
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, ARM, 3.801%, 8/15/48	154	151
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 6.544%, 4/15/38 (1)	84	83
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, ARM, 4.31%, 12/15/51	175	169
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, ARM, FRN, 1M TSFR + 1.39%, 6.72%, 5/15/39 (1)	150	149
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 6.92%, 6/15/39 (1)	100	99
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	100	101
		4,074
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,327)		6,221

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 27.1%
U.S. Government Agency Obligations 20.7%
Federal Home Loan Mortgage Corp.
1.50%, 2/1/36	377	330
2.00%, 8/1/36 - 4/1/52	236	205
2.50%, 6/1/42 - 5/1/52	587	500
3.00%, 9/1/32 - 1/1/52	854	768
3.50%, 4/1/50 - 4/1/52	653	599
4.00%, 4/1/47 - 9/1/52	676	643
4.50%, 11/1/52	245	236
5.50%, 2/1/54	57	57
6.50%, 1/1/54	22	22
Federal National Mortgage Assn.
1.50%, 5/1/37 - 1/1/42	284	240
2.00%, 5/1/36 - 4/1/52	6,540	5,385
2.50%, 7/1/30 - 5/1/52	3,909	3,351
3.00%, 1/1/33 - 6/1/52	1,875	1,683
3.50%, 1/1/33 - 1/1/52	996	923
4.00%, 5/1/47 - 9/1/52	486	464
4.50%, 4/1/41 - 7/1/53	814	795
5.00%, 11/1/44 - 7/1/53	319	318
5.50%, 5/1/44 - 5/1/54	674	675
6.00%, 1/1/53 - 6/1/54	575	588
6.50%, 11/1/53 - 1/1/54	200	206
UMBS, TBA (4)
3.50%, 8/15/24	100	91
5.00%, 8/15/24	690	679
5.50%, 8/15/24	215	215
6.50%, 8/15/24	45	46
		19,019
U.S. Government Obligations 6.4%
Government National Mortgage Assn.
1.50%, 5/20/37	43	37
2.00%, 1/20/51 - 3/20/52	1,273	1,056
2.50%, 8/20/50 - 12/20/51	1,320	1,136
3.00%, 6/20/45 - 6/20/52	1,030	928
3.50%, 6/20/46 - 10/20/50	674	625
4.00%, 10/20/40 - 10/20/52	602	570
4.50%, 10/20/47 - 10/20/52	366	356
5.00%, 8/20/47 - 8/20/52	142	143
Government National Mortgage Assn., TBA (4)
2.50%, 8/15/24	150	129
5.00%, 8/15/24	130	129
5.50%, 8/15/24	475	476

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 8/15/24	300	304
		5,889
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $25,559)		24,908
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 26.6%
U.S. Treasury Obligations 26.6%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,170
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	1,033
U.S. Treasury Bonds, 2.25%, 2/15/52	350	231
U.S. Treasury Bonds, 3.375%, 8/15/42	115	100
U.S. Treasury Bonds, 3.625%, 2/15/53	205	180
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,794
U.S. Treasury Bonds, 3.875%, 2/15/43	140	130
U.S. Treasury Bonds, 3.875%, 5/15/43	3,525	3,279
U.S. Treasury Bonds, 4.25%, 2/15/54	170	167
U.S. Treasury Bonds, 4.625%, 5/15/44	210	216
U.S. Treasury Notes, 0.75%, 8/31/26	4,440	4,133
U.S. Treasury Notes, 1.25%, 8/15/31	590	492
U.S. Treasury Notes, 1.875%, 2/28/27	830	784
U.S. Treasury Notes, 3.375%, 5/15/33	565	537
U.S. Treasury Notes, 3.50%, 2/15/33	200	192
U.S. Treasury Notes, 3.50%, 1/31/28	385	379
U.S. Treasury Notes, 3.625%, 5/31/28	800	790
U.S. Treasury Notes, 3.75%, 12/31/28	195	193
U.S. Treasury Notes, 4.00%, 2/15/34	350	349
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,130
U.S. Treasury Notes, 4.00%, 6/30/28 (5)	4,120	4,123
U.S. Treasury Notes, 4.125%, 10/31/27	140	140
U.S. Treasury Notes, 4.125%, 1/31/25	150	149
U.S. Treasury Notes, 4.25%, 2/28/29	1,490	1,510
U.S. Treasury Notes, 4.75%, 11/15/53 (5)	265	283
		24,484
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $26,083)		24,484
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 5.36% (6)(7)	2,240	2,240
Total Short-Term Investments (Cost $2,240)		2,240

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 1.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.36% (6)(7)	1,057	1,057
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,057
Total Securities Lending Collateral (Cost $1,057)		1,057
Total Investments 103.0% of Net Assets (Cost $97,878)		$94,679
Other Assets Less Liabilities (3.0%)		(2,780)
Net Assets 100.0%		$91,899

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,181 and represents 12.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at July 31, 2024.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,069 and represents 2.3% of net assets.
(5)	At July 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S42), Receive 1.00% Quarterly, Pay upon credit default, 6/20/29	900	20	18	2
Total Centrally Cleared Credit Default Swaps, Protection Sold				2
Net payments (receipts) of variation margin to date				$(2)
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Bonds contracts	09/24	124	$4
Long, 56 U.S. Treasury Notes five year contracts	09/24	5,963	79
Long, 4 U.S. Treasury Notes two year contracts	09/24	815	7
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$90

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$124++
Totals	$—#	$—	$124+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 7/31/24
T. Rowe Price Government Reserve Fund	$5,434	¤	¤	$3,297
	Total			$3,297^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $124 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,297.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE QM U.S. BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$91,382	$—	$91,382
Short-Term Investments	2,240	—	—	2,240
Securities Lending Collateral	1,057	—	—	1,057
Total Securities	3,297	91,382	—	94,679
Swaps*	—	2	—	2
Futures Contracts*	90	—	—	90
Total	$3,387	$91,384	$—	$94,771

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and

T. ROWE PRICE QM U.S. BOND ETF

industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF989-054Q3
07/24